FORMATION TRANSACTIONS AND INITIAL PUBLIC OFFERING (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended
	Nov. 30, 2012	Jul. 31, 2012	Apr. 12, 2011 Vote	Dec. 31, 2012	Dec. 31, 2011
Entity Listings [Line Items]
General partners' capital account units issued (in shares)				1,065,225	797,492
General partner ownership interest (in hundredths)	2.00%	2.00%
Number of votes each outstanding common unit is entitled to			1
Maximum class of units ownership held to be eligible for voting (in hundredths)			4.90%
Term of charter			5 years
Golar LNG Partners LP [Member]
Entity Listings [Line Items]
Ownership interest in subsidiary contributed to partnership (in hundredths)			60.00%		100.00%
Common partnership units sold (in units)			13,800,000
IPO price per share (in dollars per share)			22.50
Proceeds from issuance of common units in IPO offering			310.5
Common units granted on exercise of the overallotment option granted (in shares)			1,800,000
Maximum borrowing capacity			20.0
Golar LNG Partners LP [Member] | Limited Partner [Member]
Entity Listings [Line Items]
Limited partners ownership interest (in hundredths)			98.00%
Golar LNG Partners LP [Member] | Limited Partner [Member] | Common Units [Member]
Entity Listings [Line Items]
Limited Partners' capital account units issued (in shares)			23,127,254
Limited partners ownership interest (in hundredths)			98.00%
Golar LNG Partners LP [Member] | Limited Partner [Member] | Subordinated Units [Member]
Entity Listings [Line Items]
Limited Partners' capital account units issued (in shares)			15,949,831
Golar LNG Partners LP [Member] | General Partner [Member] | Common Units [Member]
Entity Listings [Line Items]
General partners' capital account units issued (in shares)			797,492
General partner ownership interest (in hundredths)			2.00%
Golar LNG Partners LP [Member] | General Partner [Member] | Incentive Distribution Rights [Member]
Entity Listings [Line Items]
Cash partnership distribution per quarter (in dollars per share)			0.4428
Golar Energy [Member] | General Partner [Member] | Incentive Distribution Rights [Member]
Entity Listings [Line Items]
Ownership of incentive distribution rights (in hundredths)			19.00%
Golar GP LLC [Member] | General Partner [Member] | Incentive Distribution Rights [Member]
Entity Listings [Line Items]
Ownership of incentive distribution rights (in hundredths)			81.00%